CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2019	Feb. 26, 2019	Feb. 25, 2019	Aug. 21, 2018	Jun. 30, 2018
CONSOLIDATED BALANCE SHEETS
Ordinary shares, value authorized		$ 142,000	$ 50,000
Ordinary shares, par value	$ 0.00284	$ 0.00284	$ 0.001	$ 0.001	$ 0.00284
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	16,021,126.7606				17,605,633.8028
Ordinary shares, shares outstanding	16,021,126.7606				17,605,633.8028